STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details 1) - USD ($)		3 Months Ended	12 Months Ended
	Nov. 30, 2018	Mar. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Number of Shares:
Granted	600,000
Weighted Average Exercise Price:
Granted	$ 0.37
Weighted Average Remaining Contractual Term:
Vested and Exercisable at December 31, 2019			8 months 12 days
Stock Options [Member]
Number of Shares:
Balance, beginning		17,913,529	18,613,529		22,013,529
Granted		4,700,000	1,500,000		1,600,000
Exercised					(5,000,000)
Forfeited/cancelled			(2,200,000)
Balance, ending		22,613,529	17,913,529		18,613,529
Exercisable		20,088,529
Vested and Exercisable at December 31, 2019			16,913,529
Weighted Average Exercise Price:
Balance, beginning		$ 0.12	$ 0.14		$ 0.11
Granted		0.07	0.18		0.27
Exercised					0.07
Forfeited/cancelled			0.34
Balance, ending		0.11	0.12		$ 0.14
Exercisable		$ 0.11
Vested and Exercisable at December 31, 2019			$ 0.11
Weighted Average Remaining Contractual Term:
Balance at December 31, 2019			2 years 10 months 24 days
Vested and Exercisable at December 31, 2019			2 years 9 months 18 days
Aggregate Intrinsic Value:
Vested at December 31, 2019			$ 60,000	[1]	$ 2,113,368
Exercisable at December 31, 2019		$ 302 [2]	$ 60,000	[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for options that were in-the-money at each respective period. During the years ended December 31, 2019 and 2018, the aggregate intrinsic value of options exercised under the Company's stock option plans was $59,800 and $2,113,368, respectively.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying awards and the quoted price of the Company's common stock for options that were in-the-money at each respective period.